Tema S&P 500® Historical Weight ETF Strategy
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Aerospace & Defense - 2.7%
Axon Enterprise, Inc. (a)	1,536	$ 689,234
Boeing Co. (a)	14,568	3,367,393
General Dynamics Corp.	4,175	1,447,974
General Electric Co.	21,865	7,079,012
Howmet Aerospace, Inc.	9,682	2,500,377
Huntington Ingalls Industries, Inc.	1,646	507,248
L3Harris Technologies, Inc.	3,019	951,528
Lockheed Martin Corp.	3,496	1,854,453
Northrop Grumman Corp.	2,273	1,281,245
RTX Corp.	28,026	5,035,151
Textron, Inc.	3,771	346,027
TransDigm Group, Inc.	848	1,067,055
		26,126,697

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	1,227	219,204
Expeditors International of Washington, Inc.	2,078	328,303
FedEx Corp.	3,458	1,423,832
United Parcel Service, Inc. - Class B	14,412	1,537,616
		3,508,955

Automobile Components - 0.0% (b)
Aptiv PLC (a)	4,049	275,089

Automobiles - 1.8%
Ford Motor Co.	61,660	1,075,351
General Motors Co.	15,937	1,326,596
Tesla, Inc. (a)	34,051	14,839,085
		17,241,032

Banks - 3.7%
Bank of America Corp.	136,846	7,061,254
Citigroup, Inc.	36,567	4,603,785
Citizens Financial Group, Inc.	8,450	526,097
Fifth Third Bancorp	13,569	677,500
Huntington Bancshares, Inc.	29,605	484,338
JPMorgan Chase & Co.	38,330	11,472,552
KeyCorp	19,497	415,871
M&T Bank Corp.	2,123	458,801
PNC Financial Services Group, Inc.	6,841	1,512,682
Regions Financial Corp.	13,145	368,060
Truist Financial Corp.	24,955	1,203,081
US Bancorp	29,556	1,621,147
Wells Fargo & Co.	70,713	5,483,086
		35,888,254

Beverages - 1.4%
Brown-Forman Corp. - Class B	2,734	70,318
Coca-Cola Co.	83,370	6,587,064
Constellation Brands, Inc. - Class A	2,791	387,447
Keurig Dr Pepper, Inc.	27,776	834,113
Molson Coors Beverage Co. - Class B	2,806	110,921

Monster Beverage Corp. (a)	15,501	1,365,328
PepsiCo, Inc.	28,688	4,136,523
		13,491,714

Biotechnology - 1.8%
AbbVie, Inc.	33,529	7,299,934
Amgen, Inc.	9,871	3,324,454
Biogen, Inc. (a)	2,777	544,292
Gilead Sciences, Inc.	22,970	3,087,857
Incyte Corp. (a)	2,709	262,068
Moderna, Inc. (a)	6,772	319,571
Regeneron Pharmaceuticals, Inc.	1,958	1,203,739
Vertex Pharmaceuticals, Inc. (a)	4,505	2,016,168
		18,058,083

Broadline Retail - 2.4%
Amazon.com, Inc. (a)	82,308	22,275,837
eBay, Inc.	8,552	934,477
		23,210,314

Building Products - 0.6%
A.O. Smith Corp. – Class A	1,120	63,526
Allegion PLC	784	101,975
Builders FirstSource, Inc. (a)	1,278	97,460
Carrier Global Corp.	17,622	1,125,517
Johnson Controls International PLC	11,626	1,558,582
Lennox International, Inc.	296	148,639
Masco Corp.	3,856	270,884
Trane Technologies PLC	5,152	2,325,098
		5,691,681

Capital Markets - 3.8%
Ameriprise Financial, Inc.	1,628	725,616
Ares Management Corp. - Class A	4,135	531,347
Bank of New York Mellon Corp.	11,688	1,629,658
Blackrock, Inc.	2,538	2,656,981
Blackstone, Inc.	14,373	1,681,210
Cboe Global Markets, Inc.	1,495	498,672
Charles Schwab Corp.	31,800	2,777,730
CME Group, Inc.- Class A	6,037	1,651,361
Coinbase Global, Inc. - Class A (a)	4,275	808,103
FactSet Research Systems, Inc.	619	151,946
Franklin Resources, Inc.	5,650	175,263
Goldman Sachs Group, Inc.	6,555	6,722,546
Interactive Brokers Group, Inc. - Class A	9,080	789,688
Intercontinental Exchange, Inc.	9,822	1,452,183
Invesco Ltd.	8,223	234,027
KKR & Co., Inc.	13,268	1,272,932
Moody's Corp.	2,545	1,153,521
Morgan Stanley	24,339	5,062,512
MSCI, Inc.	1,209	763,338
Nasdaq, Inc.	8,175	756,351
Northern Trust Corp.	3,184	526,793
Raymond James Financial, Inc.	4,833	693,100
Robinhood Markets, Inc. - Class A (a)	14,613	1,378,006
S&P Global, Inc.	5,529	2,344,296
State Street Corp.	4,167	648,552
T Rowe Price Group, Inc.	4,288	448,225

		37,533,957

Chemicals - 1.2%
Air Products and Chemicals, Inc.	3,945	1,099,156
Albemarle Corp.	2,254	397,651
CF Industries Holdings, Inc.	5,066	569,165
Corteva, Inc.	10,809	846,128
Dow, Inc.	14,570	491,737
DuPont de Nemours, Inc.	10,504	508,604
Ecolab, Inc.	4,115	1,053,440
International Flavors & Fragrances, Inc.	5,093	387,323
Linde PLC	9,283	4,620,056
LyondellBasell Industries NV - Class A	4,844	322,853
Mosaic Co.	6,375	152,362
PPG Industries, Inc.	4,608	520,612
Sherwin-Williams Co.	3,861	1,173,126
		12,142,213

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,563	952,719
Copart, Inc. (a)	13,888	455,110
Republic Services, Inc.	3,298	661,051
Rollins, Inc.	4,596	218,769
Veralto Corp.	4,899	402,845
Waste Management, Inc.	6,391	1,351,441
		4,041,935

Communications Equipment - 1.8%
Arista Networks, Inc. (a)	22,161	3,534,015
Ciena Corp. (a)	2,208	1,281,148
Cisco Systems, Inc.	86,153	10,374,544
F5, Inc. (a)	590	226,235
Lumentum Holdings, Inc. (a)	1,161	992,609
Motorola Solutions, Inc.	3,326	1,341,309
		17,749,860

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	499	912,277
EMCOR Group, Inc.	602	497,745
Quanta Services, Inc.	3,656	2,602,085
		4,012,107

Construction Materials - 0.2%
CRH PLC	10,653	1,158,940
Martin Marietta Materials, Inc.	862	501,374
Vulcan Materials Co.	1,962	555,089
		2,215,403

Consumer Finance - 0.6%
American Express Co.	10,264	3,248,248
Capital One Financial Corp.	11,428	2,147,664
Synchrony Financial	7,015	501,152
		5,897,064

Consumer Staples Distribution & Retail - 2.1%
Casey's General Stores, Inc.	397	304,555
Costco Wholesale Corp.	8,092	7,738,542

Dollar General Corp.	5,082	562,120
Dollar Tree, Inc. (a)	2,181	253,956
Kroger Co.	14,702	913,729
Sysco Corp.	10,140	768,713
Target Corp.	9,088	1,154,812
Walmart, Inc.	78,031	9,032,088
		20,728,515

Containers & Packaging - 0.2%
Amcor PLC	9,041	350,972
Avery Dennison Corp.	1,164	185,157
Ball Corp.	5,719	312,658
International Paper Co.	10,812	361,878
Packaging Corp. of America	811	177,536
Smurfit Westrock PLC	10,637	437,712
		1,825,913

Distributors - 0.1%
Genuine Parts Co.	5,697	562,294
Pool Corp.	83	15,056
		577,350

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	152,322	3,777,586
Comcast Corp. - Class A	69,342	1,724,535
Verizon Communications, Inc.	82,627	3,950,397
		9,452,518

Electric Utilities - 1.7%
Alliant Energy Corp.	2,341	167,639
American Electric Power Co., Inc.	10,497	1,329,655
Constellation Energy Corp.	5,659	1,628,377
Duke Energy Corp.	14,530	1,783,267
Edison International	7,791	544,903
Entergy Corp.	8,167	890,611
Evergy, Inc.	3,808	312,408
Eversource Energy	7,693	525,201
Exelon Corp.	19,886	907,597
FirstEnergy Corp.	11,390	528,382
NextEra Energy, Inc.	37,542	3,266,530
NRG Energy, Inc.	4,077	546,644
PG&E Corp.	44,504	727,195
Pinnacle West Capital Corp.	1,085	108,218
PPL Corp.	15,219	538,601
Southern Co.	20,222	1,861,435
Xcel Energy, Inc.	9,390	746,505
		16,413,168

Electrical Equipment - 1.4%
AMETEK, Inc.	3,918	884,880
Eaton Corp. PLC	6,778	2,715,267
Emerson Electric Co.	9,341	1,343,423
GE Vernova, Inc.	5,370	5,199,878
Generac Holdings, Inc. (a)	878	244,005
Hubbell, Inc.	641	303,584
Rockwell Automation, Inc.	1,735	782,589
Vertiv Holdings Co. - Class A	6,675	2,107,364
		13,580,990

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp. - Class A	22,187	3,300,538
CDW Corp.	2,375	297,944
Coherent Corp. (a)	3,432	1,240,565
Corning, Inc.	13,768	2,494,211
Jabil, Inc.	1,123	409,401
Keysight Technologies, Inc. (a)	3,198	1,081,979
TE Connectivity PLC	4,903	1,046,349
Teledyne Technologies, Inc. (a)	779	482,848
Zebra Technologies Corp. - Class A (a)	903	219,998
		10,573,833

Energy Equipment & Services - 0.4%
Baker Hughes Co.	25,535	1,631,176
Halliburton Co.	17,672	686,557
SLB Ltd.	29,120	1,588,496
		3,906,229

Entertainment - 1.4%
Electronic Arts, Inc.	3,697	745,759
Live Nation Entertainment, Inc. (a)	2,499	420,857
Netflix, Inc. (a)	84,571	7,274,797
Take-Two Interactive Software, Inc. (a)	2,666	597,610
TKO Group Holdings, Inc.	466	95,614
Walt Disney Co.	36,949	3,762,517
Warner Bros Discovery, Inc. (a)	45,603	1,231,737
		14,128,891

Financial Services - 3.5%
Apollo Global Management, Inc.	9,160	1,178,984
Berkshire Hathaway, Inc. - Class B (a)	24,675	11,707,794
Block, Inc. – Class A (a)	11,364	860,482
Corpay, Inc. (a)	1,302	471,064
Fidelity National Information Services, Inc.	10,748	462,056
Fiserv, Inc. (a)	11,214	634,264
Global Payments, Inc.	4,800	362,448
Jack Henry & Associates, Inc.	513	69,932
Mastercard, Inc. - Class A	15,645	7,728,317
PayPal Holdings, Inc.	18,412	823,937
Visa, Inc. - Class A	29,677	9,685,386
		33,984,664

Food Products - 0.5%
Archer-Daniels-Midland Co.	7,086	565,321
Bunge Global SA	1,711	210,966
Campbell's Co.	3,275	69,135
Conagra Brands, Inc.	8,571	113,823
General Mills, Inc.	11,042	373,330
Hershey Co.	2,366	459,075
Hormel Foods Corp.	4,116	95,615
J.M. Smucker Co.	2,048	211,354
Kraft Heinz Co.	17,532	420,943
McCormick & Co., Inc.	5,082	240,735
Mondelez International, Inc. - Class A	24,035	1,470,221
Tyson Foods, Inc. - Class A	5,413	330,301
		4,560,819

Gas Utilities - 0.1%
Atmos Energy Corp.	5,767	975,373

Ground Transportation - 1.0%
CSX Corp.	31,475	1,424,558
JB Hunt Transport Services, Inc.	2,430	671,725
Norfolk Southern Corp.	3,672	1,119,813
Old Dominion Freight Line, Inc.	3,864	869,980
Uber Technologies, Inc. (a)	41,939	2,952,505
Union Pacific Corp.	11,001	2,889,303
		9,927,884

Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	36,587	3,131,847
Align Technology, Inc. (a)	1,079	188,771
Baxter International, Inc.	10,626	199,556
Becton Dickinson & Co.	5,021	738,690
Boston Scientific Corp. (a)	26,335	1,272,244
Cooper Cos., Inc. (a)	3,283	200,952
Dexcom, Inc. (a)	8,177	602,972
Edwards Lifesciences Corp. (a)	10,816	935,260
GE HealthCare Technologies, Inc.	9,244	576,271
IDEXX Laboratories, Inc. (a)	2,695	1,518,713
Insulet Corp. (a)	982	142,331
Intuitive Surgical, Inc. (a)	6,524	2,770,351
Medtronic PLC	21,681	1,600,275
ResMed, Inc.	2,255	429,735
Solventum Corp. (a)	1,107	82,970
STERIS PLC	1,224	260,381
Stryker Corp.	6,163	1,880,270
Zimmer Biomet Holdings, Inc.	3,300	271,689
		16,803,278

Health Care Providers & Services - 2.0%
Cardinal Health, Inc.	5,110	1,005,648
Cencora, Inc.	4,132	1,112,996
Centene Corp. (a)	9,291	553,744
Cigna Group	4,581	1,270,769
CVS Health Corp.	22,978	2,090,538
DaVita, Inc. (a)	156	30,320
Elevance Health, Inc.	4,188	1,646,680
HCA Healthcare, Inc.	3,632	1,374,857
Henry Schein, Inc. (a)	737	56,439
Humana, Inc.	2,076	634,052
Labcorp Holdings, Inc.	1,912	497,235
McKesson Corp.	2,027	1,504,926
Quest Diagnostics, Inc.	1,523	296,833
UnitedHealth Group, Inc.	18,533	7,048,285
Universal Health Services, Inc. - Class B	432	63,120
		19,186,442

Health Care Technology - 0.0% (b)
Veeva Systems, Inc. - Class A (a)	3,057	532,957

Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. - Class A (a)	7,082	944,101
Booking Holdings, Inc.	14,975	2,507,264
Carnival Corp. Ltd.	20,480	574,669

Chipotle Mexican Grill, Inc. (a)	26,375	840,308
Darden Restaurants, Inc.	2,680	546,479
Domino's Pizza, Inc.	180	55,904
DoorDash, Inc. - Class A (a)	6,441	1,025,987
Expedia Group, Inc. – Class A	2,137	482,513
Hilton Worldwide Holdings, Inc.	3,823	1,252,644
Las Vegas Sands Corp.	6,715	339,578
Marriott International Inc. - Class A	6,806	2,556,334
McDonald's Corp.	14,989	4,184,929
MGM Resorts International (a)	3,026	132,145
Norwegian Cruise Line Holdings Ltd. (a)	8,486	155,633
Royal Caribbean Cruises Ltd.	4,903	1,395,541
Starbucks Corp.	20,130	1,996,091
Wynn Resorts Ltd.	714	72,271
Yum! Brands, Inc.	4,746	702,171
		19,764,562

Household Durables - 0.4%
DR Horton, Inc.	4,293	631,457
Garmin Ltd.	5,598	1,309,484
Lennar Corp. - Class A	10,126	909,112
NVR, Inc. (a)	42	256,402
PulteGroup, Inc.	4,510	532,992
		3,639,447

Household Products - 1.0%
Church & Dwight Co., Inc.	4,575	437,507
Clorox Co.	2,342	210,827
Colgate-Palmolive Co.	13,253	1,194,493
Kimberly-Clark Corp.	6,750	658,800
Procter & Gamble Co.	48,639	6,982,615
		9,484,242

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,752	187,072
Vistra Corp.	6,120	980,607
		1,167,679

Industrial Conglomerates - 0.4%
3M Co.	9,627	1,474,182
Honeywell International, Inc.	11,082	2,635,965
		4,110,147

Insurance - 1.9%
Aflac, Inc.	8,320	935,334
Allstate Corp.	4,216	868,875
American International Group, Inc.	15,176	1,126,514
Aon PLC - Class A	3,576	1,130,231
Arch Capital Group Ltd. (a)	7,657	684,076
Arthur J Gallagher & Co.	4,164	837,422
Assurant, Inc.	227	56,494
Brown & Brown, Inc.	4,752	267,300
Chubb Ltd.	7,856	2,448,951
Cincinnati Financial Corp.	2,334	367,418
Erie Indemnity Co. - Class A	107	22,799
Everest Group Ltd.	1,090	353,193
Globe Life, Inc.	1,256	192,469
Hartford Insurance Group, Inc.	4,890	621,666

Loews Corp.	2,346	242,928
Marsh & McLennan Cos., Inc.	10,059	1,609,138
MetLife, Inc.	8,988	743,218
Principal Financial Group, Inc.	5,731	593,846
Progressive Corp.	10,029	1,909,522
Prudential Financial, Inc.	7,103	714,846
Travelers Cos., Inc.	3,681	1,074,447
W.R. Berkley Corp.	19,975	1,269,212
Willis Towers Watson PLC	1,336	333,559
		18,403,458

Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A	37,217	14,155,114
Alphabet, Inc. - Class C	29,739	11,194,652
Meta Platforms, Inc. - Class A	23,096	14,608,451
		39,958,217

IT Services - 1.0%
Accenture PLC - Class A	11,808	2,208,923
Akamai Technologies, Inc. (a)	1,669	249,582
Cognizant Technology Solutions Corp. - Class A	9,460	527,442
EPAM Systems, Inc. (a)	895	91,702
Gartner, Inc. (a)	1,546	250,761
GoDaddy, Inc. - Class A (a)	2,259	193,890
International Business Machines Corp.	19,709	5,869,340
VeriSign, Inc.	1,023	291,944
		9,683,584

Leisure Products - 0.0% (b)
Hasbro, Inc.	2,188	188,540

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	5,075	687,815
Bio-Techne Corp.	2,823	145,892
Charles River Laboratories International, Inc. (a)	697	125,955
Danaher Corp.	11,393	2,081,159
IQVIA Holdings, Inc. (a)	3,380	615,870
Mettler-Toledo International, Inc. (a)	319	376,605
Revvity, Inc.	1,951	203,977
Thermo Fisher Scientific, Inc.	7,488	3,687,915
Waters Corp. (a)	1,570	602,205
West Pharmaceutical Services, Inc.	3,573	1,153,400
		9,680,793

Machinery - 2.2%
Caterpillar, Inc.	9,495	8,316,386
Cummins, Inc.	2,269	1,467,204
Deere & Co.	4,646	2,518,968
Dover Corp.	2,559	540,870
Fortive Corp.	5,995	349,628
IDEX Corp.	361	76,110
Illinois Tool Works, Inc.	4,519	1,117,458
Ingersoll Rand, Inc.	7,219	517,169
Nordson Corp.	311	89,360
Otis Worldwide Corp.	5,816	412,006
PACCAR, Inc.	8,454	933,068
Parker-Hannifin Corp.	2,153	1,818,488
Pentair PLC	2,592	183,617

Snap-on, Inc.	467	173,355
Stanley Black & Decker, Inc.	3,079	244,534
Westinghouse Air Brake Technologies Corp.	8,558	2,235,007
Xylem, Inc.	3,673	402,341
		21,395,569

Media - 0.3%
Charter Communications, Inc. - Class A (a)	1,894	272,831
EchoStar Corp. - Class A (a)	1,554	200,761
Fox Corp. - Class A	3,717	237,591
Fox Corp. - Class B	2,219	127,348
News Corp. - Class A	26,109	681,445
News Corp. - Class B	15,928	474,973
Omnicom Group, Inc.	7,709	560,521
Paramount Skydance Corp. – Class B	2,413	25,602
Trade Desk, Inc. - Class A (a)	8,385	180,781
		2,761,853

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	27,752	1,823,584
Newmont Corp.	19,075	2,094,626
Nucor Corp.	7,111	1,777,750
Steel Dynamics, Inc.	2,208	574,411
		6,270,371

Multi-Utilities - 0.7%
Ameren Corp.	5,171	558,313
CenterPoint Energy, Inc.	14,560	615,306
CMS Energy Corp.	3,542	257,043
Consolidated Edison, Inc.	6,939	732,966
Dominion Energy, Inc.	13,621	911,790
DTE Energy Co.	3,689	527,047
NiSource, Inc.	8,589	396,983
Public Service Enterprise Group, Inc.	9,718	764,321
Sempra	12,278	1,094,338
WEC Energy Group, Inc.	5,672	629,876
		6,487,983

Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	6,625	241,349
Chevron Corp.	39,434	7,195,128
ConocoPhillips	21,218	2,418,428
Devon Energy Corp.	13,304	591,904
Diamondback Energy, Inc.	5,010	959,315
EOG Resources, Inc.	10,261	1,368,612
EQT Corp.	12,411	681,736
Expand Energy Corp.	3,515	326,825
Exxon Mobil Corp.	67,650	9,826,839
Kinder Morgan, Inc.	50,964	1,583,961
Marathon Petroleum Corp.	4,987	1,240,616
Occidental Petroleum Corp.	14,301	809,865
ONEOK, Inc.	12,208	1,024,739
Phillips 66	7,676	1,350,055
Targa Resources Corp.	3,368	859,076
Texas Pacific Land Corp.	684	268,812
Valero Energy Corp.	6,290	1,539,918
Williams Cos., Inc.	23,209	1,656,890
		33,944,068

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	12,585	1,038,011
Southwest Airlines Co.	10,211	438,562
United Airlines Holdings, Inc. (a)	6,601	757,795
		2,234,368

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	5,115	454,979
Kenvue, Inc.	38,914	672,434
		1,127,413

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	38,135	2,180,559
Eli Lilly & Co.	11,616	12,835,680
Johnson & Johnson	43,199	9,734,031
Merck & Co., Inc.	52,780	6,266,042
Pfizer, Inc.	103,723	2,715,468
Viatris, Inc.	23,327	379,297
Zoetis, Inc.	8,303	645,060
		34,756,137

Professional Services - 0.5%
Automatic Data Processing, Inc.	6,857	1,521,157
Broadridge Financial Solutions, Inc.	1,716	263,784
Equifax, Inc.	2,531	419,614
Jacobs Solutions, Inc.	4,186	501,734
Leidos Holdings, Inc.	2,193	280,265
Paychex, Inc.	5,418	525,438
Verisk Analytics, Inc.	5,625	984,319
		4,496,311

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	4,890	611,446
CoStar Group, Inc. (a)	8,286	266,809
		878,255

Semiconductors & Semiconductor Equipment - 15.6%
Advanced Micro Devices, Inc. (a)	33,774	17,430,761
Analog Devices, Inc.	8,418	3,483,789
Applied Materials, Inc.	15,359	6,912,472
Broadcom, Inc.	48,348	21,600,436
First Solar, Inc. (a)	1,682	516,021
Intel Corp. (a)	88,751	10,177,965
KLA Corp.	2,369	4,552,531
Lam Research Corp.	23,233	7,392,276
Microchip Technology, Inc.	11,428	1,081,660
Micron Technology, Inc.	21,197	20,582,287
Monolithic Power Systems, Inc.	1,258	1,970,292
NVIDIA Corp.	194,342	41,033,370
NXP Semiconductors NV	4,732	1,520,628
ON Semiconductor Corp. (a)	8,280	998,734
Qnity Electronics, Inc.	5,175	807,300
QUALCOMM, Inc.	21,205	5,322,879
Skyworks Solutions, Inc.	2,582	201,009
Teradyne, Inc.	2,249	841,823
Texas Instruments, Inc.	16,943	5,179,136
		151,605,369

Software - 6.8%
Adobe, Inc. (a)	7,541	1,954,703
AppLovin Corp. - Class A (a)	5,203	3,189,907
Autodesk, Inc. (a)	4,182	967,338
Cadence Design Systems, Inc. (a)	4,717	1,768,545
Crowdstrike Holdings, Inc. - Class A (a)	4,176	3,052,656
Datadog, Inc. - Class A (a)	5,807	1,436,362
Fair Isaac Corp. (a)	418	522,747
Fortinet, Inc. (a)	11,150	1,538,366
Gen Digital, Inc.	10,827	279,228
Intuit, Inc.	5,365	1,778,658
Microsoft Corp.	45,596	20,529,143
Oracle Corp.	34,539	7,798,215
Palantir Technologies, Inc. - Class A (a)	46,701	7,310,575
Palo Alto Networks, Inc. (a)	14,030	3,952,111
PTC, Inc. (a)	3,888	539,382
Roper Technologies, Inc.	1,749	569,352
Salesforce, Inc.	19,700	3,764,670
ServiceNow, Inc. (a)	20,744	2,579,931
Synopsys, Inc. (a)	3,545	1,686,073
Trimble, Inc. (a)	4,636	261,517
Tyler Technologies, Inc. (a)	515	161,272
Workday, Inc. - Class A (a)	3,648	533,301
		66,174,052

Specialty Retail - 1.8%
AutoZone, Inc. (a)	281	824,788
Best Buy Co., Inc.	2,370	184,742
Carvana Co. – Class A (a)	13,964	1,019,372
Home Depot, Inc.	19,081	6,051,348
Lowe's Cos., Inc.	10,134	2,172,324
O'Reilly Automotive, Inc. (a)	14,995	1,302,766
Ross Stores, Inc.	8,353	1,935,641
TJX Cos., Inc.	21,343	3,302,829
Tractor Supply Co.	10,505	331,223
Ulta Beauty, Inc. (a)	955	485,952
Williams-Sonoma, Inc.	1,820	370,497
		17,981,482

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	110,302	34,420,842
Dell Technologies, Inc. - Class C	5,396	2,271,230
Hewlett Packard Enterprise Co.	28,068	1,208,047
HP, Inc.	19,126	517,167
NetApp, Inc.	3,987	694,894
Sandisk Corp. (a)	2,558	4,335,759
Seagate Technology Holdings PLC	4,584	4,033,003
Super Micro Computer, Inc. (a)	10,698	493,071
Western Digital Corp.	6,753	3,587,261
		51,561,274

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	2,739	311,835
Lululemon Athletica, Inc. (a)	2,150	282,037
NIKE, Inc. - Class B	23,931	1,106,330
Ralph Lauren Corp. – Class A	342	124,454
Tapestry, Inc.	6,391	929,635

		2,754,291

Tobacco - 0.8%
Altria Group, Inc.	30,104	2,094,636
Philip Morris International, Inc.	31,105	5,517,405
		7,612,041

Trading Companies & Distributors - 0.4%
Fastenal Co.	22,704	1,003,517
United Rentals, Inc.	970	965,800
WW Grainger, Inc.	1,590	1,962,441
		3,931,758

Water Utilities - 0.0% (b)
American Water Works Co., Inc.	3,993	492,217

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	8,227	1,542,809
TOTAL COMMON STOCKS (Cost $561,252,126)		938,331,472

REAL ESTATE INVESTMENT TRUSTS - 2.2%	Shares	Value
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	3,070	152,518
Healthpeak Properties, Inc.	13,958	267,296
Ventas, Inc.	9,199	776,579
Welltower, Inc.	11,285	2,317,149
		3,513,542

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.	13,510	310,460

Industrial REITs - 0.2%
Prologis, Inc.	16,027	2,299,394

Office REITs - 0.0% (b)
BXP, Inc.	2,732	163,947

Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,070	377,796
Camden Property Trust	1,751	186,587
Equity Residential	6,196	405,528
Essex Property Trust, Inc.	588	160,312
Invitation Homes, Inc.	11,165	326,576
Mid-America Apartment Communities, Inc.	1,557	200,962
UDR, Inc.	6,009	221,732
		1,879,493

Retail REITs - 0.4%
Federal Realty Investment Trust	597	71,419
Kimco Realty Corp.	12,944	311,692
Realty Income Corp.	15,977	979,071
Regency Centers Corp.	2,189	169,319
Simon Property Group, Inc.	10,873	2,227,986
		3,759,487

Specialized REITs - 1.0%

American Tower Corp.	8,662		1,619,448
Crown Castle, Inc.	8,654		791,841
Digital Realty Trust, Inc.	5,544		1,053,360
Equinix, Inc.	1,709		1,825,280
Extra Space Storage, Inc.	4,156		599,752
Iron Mountain, Inc.	12,980		1,664,685
Public Storage	2,503		760,136
SBA Communications Corp.	2,089		424,401
VICI Properties, Inc.	16,760		472,967
Weyerhaeuser Co.	14,037		344,047
			9,555,917
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $16,257,627)			21,482,240

CONTINGENT VALUE RIGHTS - 0.0% (b)	Shares		Value
Sycamore Partners LLC, Exercise Price $0.00 (a)(c)	4,913		0
TPG, Inc., Exercise Price $0.00 (a)(c)	3,327		0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.56% (d)	5,566,267		5,566,267
TOTAL MONEY MARKET FUNDS (Cost $5,566,267)			5,566,267

TOTAL INVESTMENTS - 99.1% (Cost $583,076,020)			965,379,979
Other Assets in Excess of Liabilities - 0.9%		0.00896	8,732,311
TOTAL NET ASSETS - 100.0%			$ 974,112,290

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company PLC - Public Limited Company REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Tema ETF Trust
Tema S&P 500® Historical Weight ETF Strategy
Notes to Quarterly Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 938,331,472	$ –	$ –	$ 938,331,472
Real Estate Investment Trusts	21,482,240	–	–	21,482,240
Contingent Value Rights	–	–	0	0
Money Market Funds	5,566,267	–	–	5,566,267
Total Investments	$ 965,379,979	$ –	$ –	$ 965,379,979

Refer to the Schedule of Investments for further disaggregation of investment categories.

(EMPTY) Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Tema S&P 500® Historical Weight ETF Strategy; therefore, the rollforward of Level 3 securities are not shown for the period ended May 31, 2026.

Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5, under the supervision of the Board of Trustees for restricted securities or Level 3 investments as of May 31, 2026 for the Tema S&P 500® Historical Weight ETF Strategy are as follows:

Description	Fair Value as of 5/31/2026	Valuation Technique	Unobservable Input	Input Values (Ranges)
Sycamore Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00
TPG, Inc. Contingent Value Right*	$ 0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

Allocation of Portfolio Holdings by Country as of May 31, 2026
(% of Net Assets)
United States	$ 944,913,604	97.0%
Ireland	11,869,627	1.3
Switzerland	4,109,407	0.4
United Kingdom	1,647,407	0.1
Netherlands	1,520,628	0.2
Bermuda	1,037,269	0.1
Canada	282,037	0.0 (a)
Other Assets in Excess of Liabilities	8,732,311	0.9
	$ 974,112,290	100.0%

(a)	Represents less than 0.05% of net assets.

Sector Classification as of May 31, 2026
(% of Net Assets)
Information Technology	$ 307,347,972	31.6%
Financials	131,707,396	13.5
Industrials	103,058,403	10.6
Health Care	99,017,691	10.1
Consumer Discretionary	85,632,106	8.8
Communication Services	67,844,288	7.0
Consumer Staples	57,004,744	5.9
Energy	37,850,297	3.9
Utilities	25,536,420	2.6
Materials	22,453,900	2.2
Real Estate	22,360,495	2.3
Money Market Funds	5,566,267	0.6
Other Assets in Excess of Liabilities	8,732,311	0.9
	$ 974,112,290	100.0%